UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 139.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.8%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		1,079	$1,081,337
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		325	296,883
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		443	354,630
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		1,990	1,640,682
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		4,676	4,545,973
Term Loan, 3.75%, Maturing June 4, 2021		2,019	1,937,850

			$9,857,355

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		2,625	$2,179,275

			$2,179,275

Automotive — 4.0%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		1,064	$1,061,099
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		2,899	2,892,936
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		3,384	3,371,599
Term Loan, 3.25%, Maturing December 31, 2018		2,284	2,270,321
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		690	670,826
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,078	1,037,575
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		4,285	3,456,367
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		536	512,119
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,318	2,217,813
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		381	381,444
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	898	957,696
Term Loan, 4.50%, Maturing June 30, 2022		1,322	1,278,733
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		727	702,907
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		685	680,383

			$21,491,818

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	1,445	$1,293,555
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	845,000

		$2,138,555

Brokerage/Securities Dealers/Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	348	$344,332
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	300	283,500
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	862	836,019

		$1,463,851

Building and Development — 3.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,089	$1,076,663
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	1,117	1,106,793
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	660	623,523
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	2,836	2,734,137
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	5,133	4,525,331
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	224	224,015
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,016	995,413
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,350	1,336,922
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,718	1,686,498
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	973	965,761
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	697	688,084
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	640	624,343

		$16,587,483

Business Equipment and Services — 9.7%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	3,675	$3,458,711
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	673	667,526
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,438	2,072,420
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 7, 2020	728	607,950
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	907	879,662
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,168	1,103,173
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	485	469,129

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		673	$598,296
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019		1,032	1,013,572
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		299	294,396
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,544	1,121,708
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)		298	173,354
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		530	30,065
EIG Investors Corp.
Term Loan, 6.23%, Maturing November 9, 2019		4,930	4,596,926
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,594	1,568,176
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		1,603	1,562,000
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		119	112,678
Term Loan, 4.00%, Maturing November 6, 2020		1,087	1,025,442
Term Loan, 4.75%, Maturing November 6, 2020	CAD	684	472,224
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		520	516,395
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		2,147	2,111,568
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,320	1,319,207
ION Trading Finance Limited
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,148	1,229,495
Term Loan, 4.25%, Maturing June 10, 2021		524	506,668
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,048	3,032,492
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,613	2,544,155
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,223	1,192,153
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		978	825,987
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		592	565,768
Term Loan, 4.50%, Maturing April 11, 2022		744	695,991
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		597	592,923
RCS Capital Corporation
DIP Loan, 8.00%, Maturing August 8, 2016		800	800,000
Term Loan, 0.00%, Maturing April 29, 2019(3)(4)		2,525	1,767,182
Term Loan - Second Lien, 0.00%, Maturing April 29, 2021(3)(4)		1,000	189,900
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,232	1,187,123
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	980,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		4,631	4,602,540
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		669	658,503

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,306	$1,272,482
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		48	46,686
Term Loan, 4.25%, Maturing May 14, 2022		275	266,583
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,505	3,450,843

			$52,182,052

Cable and Satellite Television — 3.3%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		1,590	$1,564,547
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		960	950,915
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		4,300	4,276,707
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	773	803,307
Term Loan, 4.56%, Maturing July 31, 2022		424	405,986
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,137	1,096,179
Term Loan, 4.50%, Maturing May 21, 2020		1,314	1,267,060
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		2,932	2,849,392
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,650	2,201,462
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	424	443,676
Term Loan, 3.75%, Maturing January 15, 2022	EUR	659	688,709
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,192	1,246,575

			$17,794,515

Chemicals and Plastics — 7.3%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		305	$301,743
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		158	156,560
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		317	303,233
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,663	3,630,145
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		1,119	1,006,038
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 6, 2021		1,239	1,152,721
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		557	547,082
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		625	587,891
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		165	156,475
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		996	951,110
GCP Applied Technologies, Inc.
Term Loan, 5.25%, Maturing February 3, 2022		600	602,125
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,464	2,423,733

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		1,186	$1,151,929
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	471	486,889
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,544	4,434,286
Term Loan, 4.25%, Maturing March 31, 2022		769	727,841
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		1,500	1,357,500
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		319	288,978
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		599	547,441
Term Loan, 5.50%, Maturing June 7, 2020		668	611,240
Term Loan, 5.50%, Maturing June 7, 2020		1,446	1,322,491
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,365	1,327,587
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		570	568,277
Term Loan, 5.00%, Maturing July 25, 2021	EUR	940	1,022,503
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		758	731,995
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022		550	549,485
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,285	1,263,561
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		321	304,489
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,062	1,132,206
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		78	76,988
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		442	436,265
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		1,841	1,797,800
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		3,163	2,796,672
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,591	3,415,939
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		1,368	1,347,603

			$39,518,821

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		1,795	$1,683,872

			$1,683,872

Conglomerates — 0.9%
Bestway UK Holdco Limited
Term Loan, 5.01%, Maturing October 6, 2021	GBP	1,103	$1,522,334
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		1,275	1,275,532
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,088	2,208,019

			$5,005,885

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 3.2%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,334	$2,295,144
Term Loan, 3.75%, Maturing January 6, 2021		680	669,517
Term Loan, 4.00%, Maturing October 1, 2022		1,158	1,152,019
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,658	1,655,486
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		438	424,992
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	2,184	2,322,471
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		1,340	1,307,494
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		1,359	1,291,494
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		3,558	3,552,398
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		643	625,677
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	1,825	1,951,453

			$17,248,145

Cosmetics/Toiletries — 1.8%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022		950	$947,625
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023		1,900	1,894,063
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		1,746	1,626,341
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		799	798,622
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,277	1,273,664
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		3,354	3,192,428

			$9,732,743

Drugs — 3.3%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019		412	$399,851
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		1,185	1,153,894
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		2,259	2,156,320
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		2,925	2,893,922
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		1,244	1,195,167
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		1,670	1,636,010
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		1,274	1,200,876
Term Loan, 3.75%, Maturing August 5, 2020		3,543	3,325,427
Term Loan, 4.00%, Maturing April 1, 2022		4,010	3,779,511

			$17,740,978

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	2,060	$2,004,691
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	2,291	1,809,862

		$3,814,553

Electronics/Electrical — 14.5%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	2,205	$1,499,557
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	9,600	9,457,498
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	1,070	1,038,223
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022	1,022	1,013,491
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	1,040	651,313
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	6,501	6,473,786
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	342	330,244
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	450	429,750
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	369	362,353
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	919	771,772
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,485	1,453,453
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	4,791	4,768,119
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	636	615,141
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	625	575,000
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	6,740	6,222,188
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,466	3,279,998
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	620	583,094
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	566	566,375
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,133	1,084,495
Term Loan, 5.25%, Maturing November 19, 2021	2,063	1,975,509
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,520	1,517,548
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,358	1,307,868
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023	1,504	1,502,907
NXP B.V.
Term Loan, 3.75%, Maturing December 7, 2020	1,925	1,923,044
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	399	393,400

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	2,250	$2,126,320
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	250	225,000
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,426	1,421,027
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,950	1,941,874
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	6,175	5,557,650
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	219	217,451
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	3,977	2,875,531
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	582	561,393
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	2,191	2,173,914
Term Loan, 4.02%, Maturing July 8, 2022	316	313,436
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,957	1,917,641
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	2,323	2,241,894
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	941	934,159
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,689	1,676,979
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,004	996,563
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,351	1,325,784
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,088	2,092,733

		$78,395,475

Financial Intermediaries — 4.7%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	2,473	$2,386,417
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,425	1,378,687
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,251	2,233,017
First Data Corporation
Term Loan, 3.93%, Maturing March 24, 2018	5,061	5,005,070
Term Loan, 3.93%, Maturing September 24, 2018	2,100	2,076,375
Term Loan, 4.18%, Maturing July 8, 2022	850	831,194
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,256	1,205,955
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	1,470	1,453,772
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	849	842,027
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	540	533,133
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	482	480,448
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	147	146,993

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 6.25%, Maturing September 4, 2018		719	$717,681
Term Loan, 6.25%, Maturing September 4, 2018		806	804,421
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		1,459	1,457,642
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		960	943,909
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		292	285,733
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		698	697,785
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		2,448	2,031,475

			$25,511,734

Food Products — 4.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		3,964	$3,966,538
Term Loan - Second Lien, 9.50%, Maturing October 10, 2017		700	692,125
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,427	1,427,421
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	609	653,428
Term Loan, 4.25%, Maturing July 2, 2022		2,328	2,285,809
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		1,043	1,044,839
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,265	1,205,506
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		1,500	1,147,500
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,340	1,311,597
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		933	900,707
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		969	960,715
Term Loan, 3.75%, Maturing September 18, 2020		1,711	1,674,274
Term Loan, 4.00%, Maturing October 30, 2022		750	731,563
Maple Holdings Acquisition Corp.
Term Loan, Maturing January 28, 2023(2)		1,175	1,154,614
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		6,545	6,482,636
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		295	295,444

			$25,934,716

Food Service — 3.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		5,193	$5,175,230
Aramark Services, Inc.
Term Loan, 1.96%, Maturing July 26, 2016		23	22,763
Term Loan, 1.96%, Maturing July 26, 2016		42	40,760
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,103	1,036,842
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,291	2,281,261
Manitowoc Foodservice, Inc.
Term Loan, Maturing April 2, 2023(2)		1,100	1,099,313

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	1,709	$1,688,759
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	449	421,094
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	293	285,919
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	4,436	4,382,647
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	7,415	4,801,415

		$21,236,003

Food/Drug Retailers — 2.7%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	2,434	$2,401,918
Term Loan, 5.13%, Maturing August 25, 2019	3,369	3,295,359
Term Loan, 5.50%, Maturing August 25, 2021	993	969,204
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	1,500	1,503,750
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,500	1,499,766
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	5,120	4,858,747

		$14,528,744

Health Care — 15.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	272	$272,023
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	373	373,242
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	935	934,263
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	773	764,366
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,785	1,784,009
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	2,294	2,110,823
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	1,939	1,913,783
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	665	661,320
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	574	570,695
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	980	974,004
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	844	828,872
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	643	635,040
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,871	3,285,929
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	36	35,441
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,293	1,277,467

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,660	$2,536,168
Term Loan, 4.00%, Maturing January 27, 2021	4,894	4,659,595
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	174	171,295
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,441	1,418,528
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,111	1,063,725
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,521	3,517,854
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,413	2,332,447
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,972	1,969,567
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	103	101,600
Term Loan, 4.25%, Maturing August 30, 2020	339	333,409
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	1,197	1,191,763
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	1,050	1,036,875
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,811	1,768,309
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,069	1,009,969
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	2,139	2,123,303
Term Loan, 7.75%, Maturing May 15, 2018	2,457	2,441,559
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	4,826	4,711,138
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,625	1,539,924
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	5,030	4,927,354
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	1,247	1,217,262
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	1,905	1,866,723
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	591	324,879
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	429	236,185
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	590	577,219
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	2,347	2,148,555
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	3,825	3,244,898
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	3,783	3,048,299
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	3,748	3,215,823
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	499	494,698

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		1,103	$1,099,589
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		2,138	2,109,629
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019		2,346	2,311,135
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		1,203	1,202,754
Select Medical Corporation
Term Loan, 5.00%, Maturing June 1, 2018		1,472	1,450,362
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		773	739,241
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		957	918,273
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,262	1,142,336
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		2,376	2,371,078

			$84,994,597

Home Furnishings — 0.3%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,638	$1,623,494

			$1,623,494

Industrial Equipment — 4.5%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		2,255	$2,131,250
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		471	457,770
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,112	1,056,774
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	254,587
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,386	2,805,465
Term Loan, 4.75%, Maturing July 30, 2020	EUR	440	416,995
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,045	2,901,711
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		477	455,986
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		1,255	1,232,566
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		729	583,450
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	1,000	1,040,711
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		5,010	4,791,766
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,084	1,030,222
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		319	284,188
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		834	802,077

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	1,728	$1,870,542
Term Loan, Maturing December 7, 2022(2)		1,500	1,462,500
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		303	278,410
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		371	361,758

			$24,218,728

Insurance — 4.9%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		2,065	$2,002,042
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		5,293	5,276,920
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		825	793,031
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		775	744,000
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		3,162	2,985,703
Term Loan, 5.00%, Maturing August 4, 2022		5,625	5,180,002
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		2,550	2,081,437
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		536	530,888
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		975	655,524
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	518,500
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		3,055	2,925,602
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		2,847	2,762,453

			$26,456,102

Leisure Goods/Activities/Movies — 6.1%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022		2,369	$2,369,908
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		1,696	1,677,945
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019		3,583	3,483,583
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020		994	993,422
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		474	442,067
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022		2,100	2,073,750
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		1,026	1,000,335
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		277	271,399
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		139	138,255
Term Loan, 5.50%, Maturing May 8, 2021		1,080	1,071,478
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		2,870	2,864,837

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		1,493	$1,443,994
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		1,845	1,752,907
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		1,285	1,273,361
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		3,005	2,863,419
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		1,370	410,980
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		1,862	1,434,036
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,182	2,116,603
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		1,291	493,847
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,954	1,879,770
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		3,128	3,084,300

			$33,140,196

Lodging and Casinos — 5.7%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		457	$456,577
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		3,733	3,476,696
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		2,040	2,004,810
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		445	443,073
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)		1,370	1,202,886
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		861	857,619
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,950	3,880,875
Gala Group Finance PLC
Term Loan, 5.51%, Maturing May 27, 2018	GBP	2,850	3,963,469
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		148	146,570
Term Loan, 5.50%, Maturing November 21, 2019		345	341,995
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		4,850	4,841,317
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		1,079	1,031,145
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,668	2,647,216
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		271	271,104
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		538	512,088
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		3,969	3,666,364
Term Loan, 6.00%, Maturing October 1, 2021		941	860,087

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	391	$385,135

		$30,989,026

Nonferrous Metals/Minerals — 2.3%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017	375	$356,250
Term Loan, 3.50%, Maturing May 22, 2020	2,476	839,665
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(5)	900	873,000
Term Loan, 6.25%, Maturing May 16, 2018	3,891	1,152,787
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	670	649,839
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	2,771	1,259,079
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	323	174,521
Term Loan, 7.50%, Maturing April 16, 2020	2,064	845,131
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,107	287,788
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	2,935	2,717,551
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,418	1,267,587
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	2,225	1,724,375
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	500	308,400

		$12,455,973

Oil and Gas — 3.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,668	$738,063
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020(3)	2,034	1,459,339
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	1,047	1,035,121
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,086	1,027,411
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019(3)	1,005	324,742
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	2,697	1,092,265
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	418	337,725
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	1,125	697,383
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	1,700	253,937
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,109	460,375
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,080	5,801,728
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	938	211,078
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,950	53,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	5,032	$2,129,292
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	39	16,058
Term Loan, 4.25%, Maturing December 16, 2020	106	43,058
Term Loan, 4.25%, Maturing December 16, 2020	761	309,528
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	224	88,725
Term Loan, 4.25%, Maturing October 1, 2019	366	145,259
Term Loan, 4.25%, Maturing October 1, 2019	2,764	1,096,225
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	443	70,920
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	288	237,907
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,953	1,497,364

		$19,127,128

Publishing — 2.8%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	324	$267,903
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,891	1,876,475
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,977	4,108,898
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,696	3,603,845
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	770	756,481
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	671	536,770
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	319	312,550
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	671	663,703
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	1,737	1,659,267
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,569	1,463,522

		$15,249,414

Radio and Television — 4.0%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	460	$411,426
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	2,010	1,662,970
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	247	245,486
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	2,275	2,264,032
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,607	3,072,231
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	395	391,738

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		289	$286,590
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		715	661,118
iHeartCommunications, Inc.
Term Loan, 7.19%, Maturing January 30, 2019		2,132	1,389,674
Term Loan, 7.94%, Maturing July 30, 2019		364	237,213
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,503	1,500,819
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		709	707,035
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		805	801,788
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		958	950,691
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		559	548,727
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,365	6,202,524

			$21,334,062

Retailers (Except Food and Drug) — 7.8%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		1,047	$621,856
B&M Retail Limited
Term Loan, 3.34%, Maturing May 21, 2019	GBP	400	545,142
Term Loan, 3.84%, Maturing April 28, 2020	GBP	325	444,597
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,614	2,488,492
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,083	5,027,096
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		717	603,722
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		2,219	2,218,704
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		724	537,430
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,106	1,108,601
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,244	2,184,487
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,807	1,680,613
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,598	1,470,599
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,772	2,744,197
Term Loan, 4.00%, Maturing January 28, 2020		889	883,360
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,668	2,245,288
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		2,993	2,882,774
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		5,235	5,079,322

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		1,727	$1,536,868
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		566	509,738
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		1,636	1,641,015
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		565	511,268
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,739	2,606,569
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		849	744,947
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(6)	EUR	631	683,811
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	945	741,407
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	204	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		558	521,499

			$42,263,402

Steel — 1.7%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		9,720	$7,508,640
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		1,110	1,098,458
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		416	413,468

			$9,020,566

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018		1,989	$1,978,971
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(5)		53	51,935
Term Loan, 4.00%, Maturing July 31, 2022		120	118,322
Term Loan, 4.00%, Maturing July 31, 2022		376	370,954
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		1,719	1,332,516

			$3,852,698

Telecommunications — 4.2%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		8,350	$7,535,875
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		2,357	2,156,827
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022		790	785,841
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		2,016	1,320,241
Term Loan, 4.00%, Maturing April 23, 2019		2,160	1,414,754
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		7,529	7,403,129
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019		1,991	1,941,421

			$22,558,088

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Utilities — 4.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,121	$1,051,172
Term Loan, 3.25%, Maturing January 31, 2022	414	389,536
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	919	893,619
Term Loan, 3.50%, Maturing May 27, 2022	3,507	3,337,643
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,050	989,625
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	478	467,429
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,384	1,368,399
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	1,925	1,920,187
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	441	429,975
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	1,800	1,674,000
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	121	110,566
Term Loan, 5.00%, Maturing December 19, 2021	2,726	2,487,742
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	200	185,535
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	2,564	2,519,249
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021(3)	1,383	864,154
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,284	2,823,810
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,475	1,389,408

		$22,902,049

Total Senior Floating-Rate Loans (identified cost $830,758,701)		$754,232,096

Corporate Bonds & Notes — 9.1%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	70	$71,225
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	75	59,250
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	15	15,759
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,069
TransDigm, Inc.
7.50%, 7/15/21	10	10,325
6.00%, 7/15/22	85	83,300
6.50%, 7/15/24	80	78,400

		$364,328

Security	Principal Amount* (000’s omitted)	Value
Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$19,925
General Motors Financial Co., Inc.
4.75%, 8/15/17	75	76,888
3.25%, 5/15/18	10	10,024
Navistar International Corp.
8.25%, 11/1/21	30	18,300
ZF North America Capital, Inc.
4.50%, 4/29/22(8)	150	148,500

		$273,637

Beverage and Tobacco — 0.0%(9)
Constellation Brands, Inc.
6.00%, 5/1/22	70	$79,100
4.25%, 5/1/23	105	109,331

		$188,431

Brokerage/Securities Dealers/Investment Houses — 0.0%(9)
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	55	$55,619

		$55,619

Building and Development — 0.1%
Builders FirstSource, Inc.
7.625%, 6/1/21(8)	16	$15,949
10.75%, 8/15/23(8)	18	16,866
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)	50	51,875
HD Supply, Inc.
7.50%, 7/15/20	110	116,325
5.25%, 12/15/21(8)	40	42,188
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	75	58,125
Nortek, Inc.
8.50%, 4/15/21	40	41,500
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	120	122,700
Standard Industries, Inc.
5.375%, 11/15/24(8)	75	76,547
6.00%, 10/15/25(8)	55	56,169
TRI Pointe Holdings, Inc.
4.375%, 6/15/19	45	43,650
5.875%, 6/15/24	60	57,300
USG Corp.
5.875%, 11/1/21(8)	40	41,700
5.50%, 3/1/25(8)	5	5,131

		$746,025

Business Equipment and Services — 0.3%
Acosta, Inc.
7.75%, 10/1/22(8)	145	$128,325
Audatex North America, Inc.
6.00%, 6/15/21(8)	70	70,962

Security	Principal Amount* (000’s omitted)		Value
FTI Consulting, Inc.
6.00%, 11/15/22		40	$41,450
IMS Health, Inc.
6.00%, 11/1/20(8)		80	82,933
National CineMedia, LLC
6.00%, 4/15/22		835	872,575
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		45	43,425
United Rentals North America, Inc.
7.625%, 4/15/22		40	42,400
6.125%, 6/15/23		35	36,094

			$1,318,164

Cable and Satellite Television — 0.7%
AMC Networks, Inc.
7.75%, 7/15/21		45	$47,812
Cable One, Inc.
5.75%, 6/15/22(8)		15	15,113
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		160	162,200
5.75%, 1/15/24		10	10,225
5.375%, 5/1/25(8)		95	94,050
CSC Holdings, LLC
8.625%, 2/15/19		15	16,163
5.25%, 6/1/24		10	8,625
DISH DBS Corp.
6.75%, 6/1/21		185	188,931
5.875%, 7/15/22		35	33,600
5.875%, 11/15/24		25	22,558
IAC/InterActiveCorp
4.875%, 11/30/18		60	60,975
Numericable-SFR SAS
4.875%, 5/15/19(8)		400	401,800
Virgin Media Secured Finance PLC
5.375%, 4/15/21(8)		923	959,400
6.00%, 4/15/21(8)	GBP	945	1,338,053
5.50%, 1/15/25(8)		625	631,250

			$3,990,755

Chemicals and Plastics — 0.7%
Hexion, Inc.
6.625%, 4/15/20		4,575	$3,637,125
Platform Specialty Products Corp.
10.375%, 5/1/21(8)		15	13,725
6.50%, 2/1/22(8)		60	48,900
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(8)		15	15,675
Tronox Finance, LLC
6.375%, 8/15/20		135	85,387
7.50%, 3/15/22(8)		25	15,500
W.R. Grace & Co.
5.125%, 10/1/21(8)		30	31,275
5.625%, 10/1/24(8)		15	15,694

			$3,863,281

Security	Principal Amount* (000’s omitted)	Value
Commercial Services — 0.0%(9)
CEB, Inc.
5.625%, 6/15/23(8)	15	$15,263
ExamWorks Group, Inc.
5.625%, 4/15/23	35	35,306

		$50,569

Conglomerates — 0.0%(9)
Belden, Inc.
5.50%, 9/1/22(8)	20	$19,400
Spectrum Brands, Inc.
6.375%, 11/15/20	50	53,250
6.625%, 11/15/22	35	37,844
5.75%, 7/15/25	75	79,406
TMS International Corp.
7.625%, 10/15/21(8)	45	34,312

		$224,212

Consumer Products — 0.0%(9)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$51,250

		$51,250

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22(8)	25	$26,125
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)	15	15,019
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)	35	36,115
6.375%, 8/15/25(8)	15	15,441
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	4,350	4,480,500

		$4,573,200

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(10)	245	$246,225

		$246,225

Distribution & Wholesale — 0.0%(9)
American Tire Distributors, Inc.
10.25%, 3/1/22(8)	50	$43,250

		$43,250

Diversified Financial Services — 0.0%(9)
Quicken Loans, Inc.
5.75%, 5/1/25(8)	35	$32,900

		$32,900

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(8)(10)	200	$177,250
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(8)	30	29,850

Security	Principal Amount* (000’s omitted)	Value
5.625%, 10/15/23(8)	85	$83,938
5.50%, 4/15/25(8)	30	28,425
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)	205	189,112
7.50%, 7/15/21(8)	50	46,000
5.50%, 3/1/23(8)	30	23,850
5.875%, 5/15/23(8)	125	102,500
6.125%, 4/15/25(8)	105	85,050

		$765,975

Ecological Services and Equipment — 0.0%(9)
Advanced Disposal Services, Inc.
8.25%, 10/1/20	55	$54,175
Clean Harbors, Inc.
5.25%, 8/1/20	50	50,375
5.125%, 6/1/21	25	24,906
Covanta Holding Corp.
5.875%, 3/1/24	25	21,625

		$151,081

Electric Utilities — 0.0%(9)
Dynegy, Inc.
6.75%, 11/1/19	80	$75,000
7.375%, 11/1/22	65	54,600
7.625%, 11/1/24	55	45,788
NRG Yield Operating, LLC
5.375%, 8/15/24	25	22,125

		$197,513

Electronics/Electrical — 0.1%
Anixter, Inc.
5.50%, 3/1/23(8)	50	$48,125
CommScope, Inc.
4.375%, 6/15/20(8)	20	20,400
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)	55	58,506
Infor (US), Inc.
5.75%, 8/15/20(8)	35	35,350
6.50%, 5/15/22(8)	50	43,500
Nuance Communications, Inc.
5.375%, 8/15/20(8)	120	123,300
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(8)	60	63,600
Zebra Technologies Corp.
7.25%, 10/15/22	105	109,725

		$502,506

Equipment Leasing — 0.2%
International Lease Finance Corp.
6.75%, 9/1/16(8)	400	$407,500
7.125%, 9/1/18(8)	400	436,000

		$843,500

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(8)	45	$46,603
5.375%, 5/15/20	10	10,350

Security	Principal Amount* (000’s omitted)		Value
First Data Corp.
6.75%, 11/1/20(8)		1,066	$1,125,962
7.00%, 12/1/23(8)		155	155,155
5.00%, 1/15/24(8)		50	50,907
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	44,888
6.00%, 8/1/20		40	37,400
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(11)		80	84,900
Navient Corp.
5.50%, 1/15/19		135	133,987
5.00%, 10/26/20		30	26,550
5.875%, 10/25/24		35	28,481

			$1,745,183

Food Products — 0.5%
Dean Foods Co.
6.50%, 3/15/23(8)		50	$52,734
Iceland Bondco PLC
4.841%, 7/15/20(8)(12)	GBP	2,000	2,346,660
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		50	48,812
Post Holdings, Inc.
6.75%, 12/1/21(8)		15	15,938
6.00%, 12/15/22(8)		35	36,488
7.75%, 3/15/24(8)		40	43,900
8.00%, 7/15/25(8)		20	22,300
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	26,875

			$2,593,707

Food Service — 0.0%(9)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		65	$66,300
6.00%, 4/1/22(8)		125	130,625
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,412
3.75%, 11/1/21		15	13,716
3.875%, 11/1/23		5	4,444

			$225,497

Food/Drug Retailers — 0.0%(9)
Rite Aid Corp.
6.125%, 4/1/23(8)		120	$128,550

			$128,550

Health Care — 1.1%
Alere, Inc.
7.25%, 7/1/18		15	$15,769
6.50%, 6/15/20		35	36,400
6.375%, 7/1/23(8)		65	71,500
AmSurg Corp.
5.625%, 11/30/20		50	51,812
5.625%, 7/15/22		45	46,519
Capsugel SA
7.00%, 5/15/19(8)(10)		25	25,063

Security	Principal Amount* (000’s omitted)	Value
Centene Corp.
4.75%, 5/15/22	20	$20,250
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,445	2,466,394
7.125%, 7/15/20	130	117,650
6.875%, 2/1/22	95	81,937
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(8)	40	33,700
HCA Holdings, Inc.
6.25%, 2/15/21	90	96,075
HCA, Inc.
6.50%, 2/15/20	20	22,204
4.75%, 5/1/23	1,200	1,230,000
5.875%, 2/15/26	25	25,672
HealthSouth Corp.
5.75%, 11/1/24(8)	15	15,225
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(8)	25	25,812
Hologic, Inc.
5.25%, 7/15/22(8)	70	73,580
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)	140	143,150
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	50	46,375
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(8)	155	156,550
Opal Acquisition, Inc.
8.875%, 12/15/21(8)	60	44,925
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(8)	40	39,100
Teleflex, Inc.
5.25%, 6/15/24	20	20,350
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,472
4.375%, 10/1/21	675	669,094
8.125%, 4/1/22	105	103,753
6.75%, 6/15/23	20	18,300
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	123,750

		$5,879,381

Holding Company - Diversified — 0.0%(9)
Argos Merger Sub, Inc.
7.125%, 3/15/23(8)	80	$82,000
HRG Group, Inc.
7.875%, 7/15/19	110	114,950

		$196,950

Home Furnishings — 0.0%(9)
Tempur Sealy International, Inc.
6.875%, 12/15/20	40	$42,320
5.625%, 10/15/23(8)	35	35,700

		$78,020

Security	Principal Amount* (000’s omitted)	Value
Industrial Equipment — 0.0%(9)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)	75	$55,312
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)	67	30,722
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	40	44,162
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(8)(10)	55	18,956

		$149,152

Insurance — 0.0%(9)
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(8)(10)	45	$37,688
Hub International, Ltd.
7.875%, 10/1/21(8)	60	53,850
USI, Inc.
7.75%, 1/15/21(8)	100	92,375
Wayne Merger Sub, LLC
8.25%, 8/1/23(8)	40	36,100

		$220,013

Internet Software & Services — 0.0%(9)
Netflix, Inc.
5.50%, 2/15/22	80	$84,400
5.875%, 2/15/25	120	126,300

		$210,700

Leisure Goods/Activities/Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)	35	$37,581
NCL Corp., Ltd.
5.25%, 11/15/19(8)	25	25,125
4.625%, 11/15/20(8)	45	43,987
Regal Entertainment Group
5.75%, 3/15/22	35	35,525
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	25	25,395
7.25%, 3/15/18	50	53,625
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	25	25,313
5.25%, 11/15/23(8)	40	40,800
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	100	93,250
6.25%, 5/15/25(8)	45	38,250

		$418,851

Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)	250	$127,292
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	2,375	1,805,000
9.00%, 2/15/20(4)	1,875	1,434,375
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	76,290

Security	Principal Amount* (000’s omitted)	Value
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	$114,675
MGM Resorts International
6.625%, 12/15/21	90	96,075
7.75%, 3/15/22	30	32,813
6.00%, 3/15/23	65	66,788
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,075
Station Casinos, LLC
7.50%, 3/1/21	55	57,681
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(8)	345	177,675

		$4,018,739

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)	1,000	$1,051,250

		$1,051,250

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(8)	120	$100,950
IAMGOLD Corp.
6.75%, 10/1/20(8)	60	45,300
Imperial Metals Corp.
7.00%, 3/15/19(8)	25	21,375
Kissner Milling Co., Ltd.
7.25%, 6/1/19(8)	95	84,787
New Gold, Inc.
6.25%, 11/15/22(8)	70	50,225
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	45	28,575
7.375%, 2/1/20(8)	10	6,350

		$337,562

Oil and Gas — 0.6%
Antero Resources Corp.
6.00%, 12/1/20	15	$13,500
5.375%, 11/1/21	100	87,000
5.625%, 6/1/23(8)	35	30,100
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(8)	15	11,325
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	21,350
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	30	25,050
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	775	720,750
Concho Resources, Inc.
5.50%, 4/1/23	245	230,300
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(8)	95	81,700
7.75%, 2/15/23(8)	60	51,900
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	135	113,400

Security	Principal Amount* (000’s omitted)	Value
Denbury Resources, Inc.
5.50%, 5/1/22	20	$6,400
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(8)	95	80,750
8.125%, 9/15/23(8)	25	21,375
Energy Transfer Equity L.P.
5.875%, 1/15/24	90	74,700
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	70	19,250
Gulfport Energy Corp.
7.75%, 11/1/20	150	141,750
6.625%, 5/1/23	65	55,413
Matador Resources Co.
6.875%, 4/15/23	40	35,000
Memorial Resource Development Corp.
5.875%, 7/1/22	140	95,900
Newfield Exploration Co.
5.625%, 7/1/24	130	118,950
Noble Energy, Inc.
5.625%, 5/1/21	27	24,640
Paramount Resources, Ltd.
6.875%, 6/30/23(8)	30	18,900
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	20,100
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	40,875
RSP Permian, Inc.
6.625%, 10/1/22	85	76,500
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	163,094
5.625%, 4/15/23	100	92,750
5.625%, 3/1/25	100	91,125
Sabine Pass LNG, L.P.
6.50%, 11/1/20	105	111,268
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	140	134,750
6.75%, 5/1/23(8)	65	56,225
Seventy Seven Energy, Inc.
6.50%, 7/15/22	35	700
SM Energy Co.
6.125%, 11/15/22	25	11,000
6.50%, 1/1/23	90	36,225
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(8)	50	47,750
Tesoro Corp.
5.375%, 10/1/22	90	84,263
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19(8)	15	14,325
6.25%, 10/15/22(8)	35	32,375
Triangle USA Petroleum Corp.
6.75%, 7/15/22(8)	35	5,425
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	7,999

		$3,106,152

Security	Principal Amount* (000’s omitted)	Value
Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(8)	605	$311,575
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	145	158,412
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(8)(10)	30	29,513
Tribune Media Co.
5.875%, 7/15/22(8)	60	60,150

		$559,650

Radio and Television — 0.4%
CCOH Safari, LLC
5.75%, 2/15/26(8)	45	$45,231
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	45,562
Series B, 6.50%, 11/15/22	100	96,625
iHeartCommunications, Inc.
9.00%, 12/15/19	953	675,439
11.25%, 3/1/21	50	34,125
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	36,575
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)	25	26,188
6.00%, 7/15/24(8)	95	99,987
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,050
Univision Communications, Inc.
6.75%, 9/15/22(8)	837	892,409
5.125%, 5/15/23(8)	30	29,925

		$2,053,116

Real Estate Investment Trusts (REITs) — 0.0%(9)
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23	10	$8,975
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	35	34,125

		$43,100

Retailers (Except Food and Drug) — 0.2%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(8)(10)	35	$7,853
Dollar Tree, Inc.
5.25%, 3/1/20(8)	50	52,750
5.75%, 3/1/23(8)	110	117,562
Hot Topic, Inc.
9.25%, 6/15/21(8)	150	138,750
L Brands, Inc.
6.875%, 11/1/35(8)	65	69,306
Michaels Stores, Inc.
5.875%, 12/15/20(8)	45	46,463
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	143,850
Party City Holdings, Inc.
6.125%, 8/15/23(8)	65	64,025

Security	Principal Amount* (000’s omitted)	Value
Radio Systems Corp.
8.375%, 11/1/19(8)	65	$66,788
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	55	58,163
Vista Outdoor, Inc.
5.875%, 10/1/23(8)	40	41,500

		$807,010

Road & Rail — 0.0%(9)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(8)	25	$25,063
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	35	33,250

		$58,313

Software and Services — 0.0%(9)
IHS, Inc.
5.00%, 11/1/22	60	$62,325
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(8)(10)	60	42,375
Informatica, LLC
7.125%, 7/15/23(8)	50	46,250
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(8)	70	39,550

		$190,500

Steel — 0.0%(9)
ArcelorMittal
7.25%, 2/25/22	25	$22,625
JMC Steel Group, Inc.
8.25%, 3/15/18(8)	65	56,103

		$78,728

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	70	$66,937
XPO Logistics, Inc.
7.875%, 9/1/19(8)	195	202,069
6.50%, 6/15/22(8)	75	71,250

		$340,256

Technology — 0.0%(9)
Micron Technology, Inc.
5.25%, 8/1/23(8)	55	$47,231
5.625%, 1/15/26(8)	20	16,250

		$63,481

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(8)	45	$28,463
10.50%, 3/1/21(8)	334	86,809
CenturyLink, Inc.
6.75%, 12/1/23	50	49,187
CommScope Technologies Finance, LLC
6.00%, 6/15/25(8)	65	64,675
Frontier Communications Corp.
6.25%, 9/15/21	45	40,106

Security	Principal Amount* (000’s omitted)		Value
10.50%, 9/15/22(8)		15	$15,263
7.625%, 4/15/24		30	26,400
6.875%, 1/15/25		50	42,313
11.00%, 9/15/25(8)		80	80,400
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		110	76,450
7.50%, 4/1/21		15	10,109
Intelsat Luxembourg S.A.
7.75%, 6/1/21		95	28,975
8.125%, 6/1/23		90	27,900
Level 3 Financing, Inc.
5.375%, 1/15/24(8)		25	25,688
Plantronics, Inc.
5.50%, 5/31/23(8)		60	57,450
SBA Telecommunications, Inc.
5.75%, 7/15/20		155	161,587
Sprint Communications, Inc.
7.00%, 8/15/20		680	534,793
6.00%, 11/15/22		5	3,550
Sprint Corp.
7.25%, 9/15/21		60	45,450
7.875%, 9/15/23		250	185,752
7.625%, 2/15/25		45	32,400
T-Mobile USA, Inc.
6.25%, 4/1/21		40	42,100
6.633%, 4/28/21		50	52,500
6.731%, 4/28/22		20	21,022
6.625%, 4/1/23		40	42,000
6.375%, 3/1/25		35	35,569
6.50%, 1/15/26		115	117,113
Wind Acquisition Finance SA
5.09%, 4/30/19(8)(12)	EUR	550	596,855
6.50%, 4/30/20(8)		525	534,187
3.856%, 7/15/20(8)(12)	EUR	525	543,279
Windstream Corp.
6.375%, 8/1/23		40	29,200
Windstream Services, LLC
7.75%, 10/1/21		80	64,950

			$3,702,495

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		20	$18,500
Air Medical Merger Sub Corp.
6.375%, 5/15/23(8)		50	43,750
Calpine Corp.
5.375%, 1/15/23		55	51,562
7.875%, 1/15/23(8)		2,204	2,341,750
5.75%, 1/15/25		20	18,075

			$2,473,637

Total Corporate Bonds & Notes (identified cost $54,152,110)			$49,212,414

Asset-Backed Securities — 5.8%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 5.972%, 7/15/27(8)(12)	$1,000	$750,892
Apidos CLO XVII
Series 2014-17A, Class B, 3.47%, 4/17/26(8)(12)	600	554,777
Series 2014-17A, Class C, 3.92%, 4/17/26(8)(12)	1,000	834,027
Series 2014-17A, Class D, 5.37%, 4/17/26(8)(12)	1,000	635,615
Apidos CLO XIX
Series 2014-19A, Class E, 6.07%, 10/17/26(8)(12)	2,400	1,624,126
Apidos CLO XXI
Series 2015-21A, Class D, 6.17%, 7/18/27(8)(12)	1,000	697,654
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.318%, 11/15/25(8)(12)	2,000	1,478,820
Series 2015-2A, Class E2, 5.818%, 7/29/26(8)(12)	1,000	741,342
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.324%, 4/20/25(8)(12)	500	458,230
Series 2013-IA, Class D, 4.124%, 4/20/25(8)(12)	400	347,080
Series 2013-IA, Class E, 5.024%, 4/20/25(8)(12)	250	169,277
Birchwood Park CLO, Ltd.
Series 2014-1A, Class C1, 3.722%, 7/15/26(8)(12)	525	505,478
Series 2014-1A, Class E1, 5.722%, 7/15/26(8)(12)	525	327,402
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class E, 5.822%, 10/15/26(8)(12)	2,000	1,434,034
Series 2015-5A, Class D, 6.592%, 1/20/28(8)(12)	500	386,879
Cent CLO, L.P.
Series 2014-22A, Class D, 5.92%, 11/7/26(8)(12)	1,000	659,033
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.37%, 7/17/19(8)(12)	750	702,396
CIFC Funding, Ltd.
Series 2013-2A, Class A3L, 3.27%, 4/21/25(8)(12)	2,925	2,608,378
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.624%, 7/20/26(8)(12)	1,600	1,149,310
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.318%, 8/15/25(8)(12)	1,500	1,329,322
Series 2013-28A, Class B1L, 3.818%, 8/15/25(8)(12)	640	534,637
Series 2013-28A, Class B2L, 4.518%, 8/15/25(8)(12)	430	270,179
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.568%, 8/15/28(8)(12)	1,000	746,766
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.17%, 1/20/28(8)(12)	1,000	756,386
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.371%, 5/5/27(8)(12)	2,000	1,425,556
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class C, 3.324%, 4/20/25(8)(12)	450	406,751
Series 2013-8A, Class D, 4.124%, 4/20/25(8)(12)	500	425,692
Series 2015-11A, Class E, 7.016%, 10/20/28(8)(12)	1,000	811,583
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.37%, 7/17/25(8)(12)	1,025	907,848
Series 2013-1A, Class D, 3.97%, 7/17/25(8)(12)	1,025	800,307
Series 2013-1A, Class E, 5.12%, 7/17/25(8)(12)	1,225	763,701
Octagon Investment Partners XXIII Ltd.
Series 2015-1A, Class E2, 7.122%, 7/15/27(8)(12)	2,000	1,538,120
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.074%, 7/20/27(8)(12)	1,200	828,940

Security	Principal Amount (000’s omitted)	Value
Race Point CLO, Ltd.
Series 2012-7A, Class D, 4.87%, 11/8/24(8)(12)	$1,750	$1,572,210
Recette CLO, LLC
Series 2015-1A, Class E, 6.115%, 10/20/27(8)(12)	1,000	766,472
Ziggurat CLO, Ltd.
Series 2014-1A, Class E, 5.62%, 10/17/26(8)(12)	2,000	1,252,448

Total Asset-Backed Securities (identified cost $38,662,555)		$31,201,668

Common Stocks — 1.0%

Security	Shares	Value
Aerospace and Defense — 0.0%(9)
IAP Global Services, LLC(3)(13)(14)	58	$208,279

		$208,279

Automotive — 0.1%
Dayco Products, LLC(13)(14)	20,780	$696,130

		$696,130

Building and Development — 0.1%
Panolam Holdings Co.(3)(14)(15)	280	$243,608

		$243,608

Business Equipment and Services — 0.0%
Education Management Corp.(3)(13)(14)	3,569,737	$0

		$0

Health Care — 0.2%
New Millennium HoldCo, Inc.(13)(14)	68,551	$942,576

		$942,576

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(13)(14)	37,016	$592,256

		$592,256

Publishing — 0.5%
ION Media Networks, Inc.(3)(13)(14)	4,429	$1,879,491
MediaNews Group, Inc.(3)(13)(14)	29,104	945,882
Nelson Education, Ltd.(3)(13)(14)	54,585	0

		$2,825,373

Total Common Stocks (identified cost $2,297,861)		$5,508,222

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50% (3)(13)(14)	3,972	$34,556

Total Convertible Preferred Stocks (identified cost $280,330)		$34,556

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,361,101
Invesco Senior Income Trust	538,147	2,023,433
Nuveen Credit Strategies Income Fund	406,731	2,997,608
Nuveen Floating Rate Income Fund	164,907	1,538,582
Nuveen Floating Rate Income Opportunity Fund	115,017	1,028,252
Voya Prime Rate Trust	441,753	2,045,316

Total Closed-End Funds (identified cost $13,551,541)		$10,994,292

Miscellaneous — 0.0%(9)

Security	Principal Amount/ Shares	Value
Lodging and Casinos — 0.0%(9)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(8)(14)	$110,685	$5

		$5

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(14)	605,000	$0

		$0

Total Miscellaneous (identified cost $0)		$5

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(16)	$3,412	$3,412,421

Total Short-Term Investments (identified cost $3,412,421)		$3,412,421

Total Investments — 158.1% (identified cost $943,115,519)		$854,595,674

Less Unfunded Loan Commitments — (0.2)%		$(952,660)

Net Investments — 157.9% (identified cost $942,162,859)		$853,643,014

Notes Payable — (44.8)%		$(242,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (14.8)%		$(80,000,000)

Other Assets, Less Liabilities — 1.7%		$8,980,731

Net Assets Applicable to Common Shares — 100.0%		$540,623,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after February 29, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(6)	Includes new money preferred shares that trade with the loan.

(7)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $53,853,152 or 10.0% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2016.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)	Restricted security.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 29, 2016 was $21,402.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,457,545	EUR	7,719,281	HSBC Bank USA, N.A.	3/31/16	$52,973	$—
USD	8,568,406	GBP	5,782,060	Goldman Sachs International	3/31/16	519,754	—
USD	7,259,693	EUR	6,642,565	Goldman Sachs International	4/29/16	20,841	—
USD	3,975,128	GBP	2,790,768	State Street Bank and Trust Company	4/29/16	90,029	—
USD	472,247	CAD	638,918	State Street Bank and Trust Company	5/31/16	—	(44)
USD	4,082,298	EUR	3,686,697	State Street Bank and Trust Company	5/31/16	60,310	—
USD	1,616,739	GBP	1,156,193	JPMorgan Chase Bank, N.A.	5/31/16	6,941	—

						$750,848	$(44)

Abbreviations:

DIP	-	Debtor In Possession
PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

Restricted Securities

At February 29, 2016, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$243,608

Total Restricted Securities			$153,860	$243,608

At February 29, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At February 29, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $750,848 and $44, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$942,758,665

Gross unrealized appreciation	$4,596,888
Gross unrealized depreciation	(93,712,539)

Net unrealized depreciation	$(89,115,651)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$746,567,723	$6,711,713	$753,279,436
Corporate Bonds & Notes	—	49,181,692	30,722	49,212,414
Asset-Backed Securities	—	31,201,668	—	31,201,668
Common Stocks	1,534,832	696,130	3,277,260	5,508,222
Convertible Preferred Stocks	—	—	34,556	34,556
Closed-End Funds	10,994,292	—	—	10,994,292
Miscellaneous	—	5	0	5
Short-Term Investments	—	3,412,421	—	3,412,421
Total Investments	$12,529,124	$831,059,639	$10,054,251	$853,643,014
Forward Foreign Currency Exchange Contracts	$—	$750,848	$—	$750,848
Total	$12,529,124	$831,810,487	$10,054,251	$854,393,862

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(44)	$—	$(44)
Total	$—	$(44)	$—	$(44)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 29, 2016 is not presented.

At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016